Statutory Information and Restrictions (Statutory Capital and Surplus) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statutory Information and Restrictions [Abstract]
U.S. capital and surplus	$ 8,624	$ 8,773